Document and Entity Information	6 Months Ended
Mar. 31, 2024
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Mar. 31, 2024
Entity Registrant Name	QILIAN INTERNATIONAL HOLDING GROUP LIMITED
Entity Central Index Key	0001779578
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Amendment Flag	false